Inventories - Summary of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Classes of current inventories [abstract]
Inventory write-downs	$ 18	$ 112	$ 118
Inventory write-downs, made in previous periods that were reversed	$ 2	$ 19	$ 118